RELATED PARTY BALANCES AND TRANSACTIONS - Disclosure of information about balances with related parties in statements of financial position (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Other accounts receivables	$ 83	$ 11
Other accounts payables	$ 693	$ 875